Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	EMERSON ELECTRIC CO.
Amendment Flag	false
Entity Central Index Key	0000032604
EBP 101
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	EMERSON ELECTRIC CO.
Amendment Flag	false
Entity Central Index Key	0000032604